Supplemental information on oil and gas activities (Schedule of Capitalized Costs Related to Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	$ 244,278	$ 222,727	$ 201,177
Proved properties, Mineral interest and wells	1,250,684	1,079,257	957,932
Proved properties, Other uncompleted projects	15,781	16,480	27,204
Unproved properties	80,579	113,041	94,690
Gross capitalised costs	1,591,322	1,431,505	1,281,003
Accumulated depreciation	(883,074)	(771,353)	(679,774)
Total net capitalised costs	708,248	660,152	601,229
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	165,666	144,672	125,078
Proved properties, Mineral interest and wells	841,063	672,424	580,931
Proved properties, Other uncompleted projects	15,770	16,099	26,136
Unproved properties	69,823	102,760	94,419
Gross capitalised costs	1,092,322	935,955	826,564
Accumulated depreciation	(447,716)	(354,981)	(282,616)
Total net capitalised costs	644,606	580,974	543,948
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	74,491	74,490	72,766
Proved properties, Mineral interest and wells	330,024	343,926	334,993
Proved properties, Other uncompleted projects		113	818
Unproved properties		0
Gross capitalised costs	404,515	418,529	408,577
Accumulated depreciation	(379,448)	(371,171)	(358,417)
Total net capitalised costs	25,067	47,358	50,160
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	4,121	3,565	3,333
Proved properties, Mineral interest and wells	48,448	44,716	42,008
Proved properties, Other uncompleted projects	11	268	250
Unproved properties	330	290	271
Gross capitalised costs	52,910	48,839	45,862
Accumulated depreciation	(47,388)	(42,885)	(38,741)
Total net capitalised costs	5,522	5,954	$ 7,121
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities		0
Proved properties, Mineral interest and wells	31,149	18,191
Proved properties, Other uncompleted projects		0
Unproved properties	10,426	9,991
Gross capitalised costs	41,575	28,182
Accumulated depreciation	(8,522)	(2,316)
Total net capitalised costs	$ 33,053	$ 25,866